Long-Term Debt, Net - EnTrust Loan Agreement (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 24, 2019	Dec. 31, 2019
Disclosure of detailed information about borrowings [Line Items]
Proceeds from borrowings	$ 0	$ 43,700
Permitted trade debt per vessel	$ 600			$ 400
EnTrust
Disclosure of detailed information about borrowings [Line Items]
Loan Facility, Maximum borrowing capacity		$ 37,000
Borrowings, interest rate basis		Libor
Borrowings, adjustment to interest rate basis		8.50%
Borrowings Default Interest Rate		10.50%
Proceeds from borrowings			$ 37,000
Debt Instrument Covenant Description	Each Borrower shall maintain in its earnings account during a “Cash Sweep Period”, which is the period commencing on the relevant Utilisation Date and ending on September 30, 2019 and each three-month period thereafter commencing on January 1, April 1, July 1 and October 1, in each financial year of that Borrower, with the last such three-month period commencing on June 30, 2020 and ending on September 30, 2020, the applicable “Buffer Amount”, which is in relation to a Borrower for a Cash Sweep Period, the product of: (a) an amount equal to the lower of: (i) $1,000; and (ii) the difference between the daily time charter equivalent rate of the Ship owned by that Borrower, as evidenced in the management accounts, and the “Break-Even Expenses”, as described in the loan agreement, of that ship for that Cash Sweep Period; and (b) the actual number of days lapsed during that Cash Sweep Period for that Borrower. No Borrower shall incur or permit to be outstanding any Financial Indebtedness except “Permitted Financial Indebtedness”. "Permitted Financial Indebtedness" means: (a) any Financial Indebtedness incurred under the Finance Documents; (b) any Financial Indebtedness that is subordinated to all Financial Indebtedness incurred under the Finance Documents pursuant to a Subordination Agreement or otherwise and which is, in the case of any such Financial Indebtedness of the Borrower, the subject of Subordinated Debt Security; and (c) any “Permitted Trade Debt”. "Permitted Trade Debt" means any trade debt on arm's length commercial terms reasonably incurred in the ordinary course of owning, operating, trading, chartering, maintaining and repairing a Ship which remains unpaid for over 15 days of its due date and which does not exceeds $400 (or the equivalent in any other currency) per Ship at any relevant time.
EnTrust | Borrower B, Borrower C and Borrower D
Disclosure of detailed information about borrowings [Line Items]
Debt Instrument Covenant Description	Each of Borrower B, Borrower C and Borrower D shall create a reserve fund in the Reserve Account to meet the anticipated dry docking and special survey fees and expenses for the Ship owned by it, by maintaining in the Reserve Account a minimum credit balance (the "Accruing Dry Docking and Special Survey Reserves") which may not be withdrawn (other than for the purpose of covering the documented and incurred costs and expenses for the next special survey of that Ship), in an amount equal to, at each Quarter End Date, the product of: (i) $500; and (ii) the number of days elapsed from the relevant Utilisation Date until such Quarter End Date, and that Borrower shall ensure that the credit balance of the Reserve Account shall be increased to meet the required amount of the Accruing Dry Docking and Special Survey Reserves by no later than each Quarter End Date.
EnTrust | Borrower A and Borrower E
Disclosure of detailed information about borrowings [Line Items]
Debt Instrument Covenant Description	Each of Borrower A and Borrower E shall deposit on the relevant Utilisation Date in the Reserve Account to meet the anticipated dry docking and special survey fees and expenses for Ship which is owned by it, a minimum credit balance in an amount equal to $450 which may not be withdrawn (other than for the purpose of covering the documented and incurred costs and expenses for the next special survey of that Ship).
Cash Segregated Under Covenant Requirements	$ 450
EnTrust | Minimum
Disclosure of detailed information about borrowings [Line Items]
Compensating Balance, Amount per vessel	$ 250
Liquidity to indebtedness ratio	5.00%